ACCOUNTS RECEIVABLE (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Bad debts Written Off	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0